Cash and cash equivalents; short-term deposits - Schedule of Cash, Cash Equivalents, and Deposits Held by Currency (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and deposits	$ 30,283	$ 18,474
U.S. dollar denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and deposits	28,752	18,135
Euro denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and deposits	1,300	154
GBP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and deposits	13	76
SGP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and deposits	14	44
NIS denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and deposits	139	14
RMB denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and deposits	51	29
Other currencies denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and deposits	$ 14	$ 22